Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 44,873,459	$ 35,315,394
Lease liability	149,905	431,669
Total deferred tax assets	45,023,364	35,747,063
Less: Valuation allowance	(43,709,941)	(34,877,803)
Deferred tax assets, net of valuation allowance	1,313,423	869,260
Deferred tax liabilities:
Right of use assets	(322,652)	(440,418)
Depreciation on property plant and equipment and intangible assets	(361,674)	(342,678)
Borrowings	(629,097)
Others		(86,164)
Total deferred tax liabilities	(1,313,423)	(869,260)
Net deferred tax assets